SELECTED STATEMENTS OF INCOME DATA (Schedule of Research and Development Costs, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SELECTED STATEMENTS OF INCOME DATA [Abstract]
Total costs	$ 152,964	$ 140,935	$ 126,584
Less - grants and participations	(3,496)	(3,334)	(4,087)
Less - capitalization of software development costs	(908)	(1,038)	(1,110)
Research and development, net	$ 148,560	$ 136,563	$ 121,387